Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment	$ 12,329		$ 12,329		$ 5,221	$ 3,090
Less: accumulated depreciation and amortization	(3,938)		(3,938)		(2,253)	(1,485)
Property and equipment, net	8,391		8,391		2,968	1,605
Depreciation	813	$ 240	1,947	$ 651	1,013	868
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment	4,152		4,152		3,513	2,305
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment	1,398		1,398		1,041	688
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,029		$ 1,029		$ 667	$ 97